Share Capital (Details) - Schedule of Continuity Outstanding Share Purchase Warrants - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Continuity Outstanding Share Purchase Warrants [Line Items]
Number Outstanding, Beginning Balance	896,645	329,908
Weighted Average Exercise Price, Beginning Balance	$ 32.36	$ 91.84
Number Outstanding,Exercised		(283,875)
Weighted Average Exercise Price, Exercised		$ 16.19
Number Outstanding,Expired
Weighted Average Exercise Price, Expired
Number Outstanding,Issued		850,612
Weighted Average Exercise Price, Issued		$ 3.83
Number Outstanding, Ending Balance	896,645	896,645
Weighted Average Exercise Price, Ending Balance	$ 32.36	$ 32.36